Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	0000891160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000004202
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Focused Fund
Trading Symbol	AVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Ave Maria Value Focused Fund (“the Fund”) had a total return of 4.36% for the 6-months ended June 30, 2025, compared to the total return of 5.61% for the S&P 1500® Index. The Fund’s best performing stocks during the 6-month period included Wheaton Precious Metals Corporation (+53%), Franco-Nevada Corporation (+38%), and XPEL, Inc. (+30%). The main detractors from performance included YETI Holdings, Inc. (-23%), Chemed Corporation (-18%), and Simply Good Foods Company, Inc. (-12%).

The Fund owns a diversified portfolio of 25 companies, across a broad array of industries, with an emphasis on industrials, energy, royalties, and real estate. Texas Pacific Land Corporation remains the largest holding in the Fund at 17.1% of net assets. The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,434	$10,399	$10,364
Jun-2017	$10,495	$12,260	$12,239
Jun-2018	$12,462	$14,023	$14,013
Jun-2019	$12,225	$15,483	$15,318
Jun-2020	$11,887	$16,645	$16,250
Jun-2021	$19,693	$23,436	$23,095
Jun-2022	$18,803	$20,948	$20,550
Jun-2023	$20,989	$25,053	$24,504
Jun-2024	$25,791	$31,204	$30,267
Jun-2025	$33,257	$35,936	$34,649

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	4.36%	28.95%	22.85%	12.77%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
S&P Composite 1500® Index	5.61%	14.48%	16.35%	13.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.
AssetsNet	$ 93,258,718
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 360,226
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$93,258,718 Number of Portfolio Holdings28 Total Expense Ratio1.21% Advisory Fee (net of recoupments) $360,226 Portfolio turnover (six months)18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.3%
Money Market Funds	10.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	2.7%
Consumer Staples	2.7%
Financials	2.8%
Industrials	3.9%
Technology	6.4%
Health Care	6.7%
Materials	9.6%
Money Market Funds	10.7%
Consumer Discretionary	11.3%
Energy	16.2%
Real Estate	26.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	17.1%
Landbridge Company, LLC - Class A	6.2%
Masco Corporation	4.1%
Chevron Corporation	4.0%
Franco-Nevada Corporation	4.0%
A.O. Smith Corporation	3.9%
Wheaton Precious Metals Corporation	3.9%
Chemed Corporation	3.8%
ConocoPhillips	3.6%
Schlumberger Ltd.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name and ticker from Schwartz Value Focused Fund (RCMFX) to the Ave Maria Value Focused Fund (AVERX) and adopted a strategy to invest at least 80% of its net assets in morally responsible companies.

C000004203
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Fund
Trading Symbol	AVEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,711	$10,399	$10,133
Jun-2017	$10,299	$12,260	$12,014
Jun-2018	$11,937	$14,023	$13,637
Jun-2019	$12,502	$15,483	$13,822
Jun-2020	$10,514	$16,645	$12,897
Jun-2021	$16,481	$23,436	$19,763
Jun-2022	$15,228	$20,948	$16,870
Jun-2023	$16,906	$25,053	$19,840
Jun-2024	$19,126	$31,204	$22,533
Jun-2025	$23,252	$35,936	$24,230

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	5.33%	21.57%	17.20%	8.80%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400® Index	0.20%	7.53%	13.44%	9.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.
AssetsNet	$ 506,987,401
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,813,699
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,987,401 Number of Portfolio Holdings32 Total Expense Ratio0.91% Advisory Fee $1,813,699 Portfolio turnover (six months)6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	13.9%
Haemonetics Corporation	4.9%
Landbridge Company, LLC - Class A	4.7%
TD SYNNEX Corporation	4.5%
Wheaton Precious Metals Corporation	4.0%
Hingham Institution For Savings (The)	4.0%
Brown & Brown, Inc.	3.6%
Mirion Technologies, Inc.	3.5%
CDW Corporation	3.4%
Expand Energy Corporation	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Consumer Staples	1.9%
Communications	2.3%
Money Market Funds	3.3%
Materials	7.2%
Consumer Discretionary	7.3%
Financials	10.4%
Technology	10.8%
Industrials	10.9%
Energy	11.7%
Health Care	13.6%
Real Estate	21.1%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000004204
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Fund
Trading Symbol	AVEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,151	$10,273	$10,399
Jun-2017	$11,932	$12,047	$12,260
Jun-2018	$14,384	$13,490	$14,023
Jun-2019	$16,612	$14,593	$15,483
Jun-2020	$18,047	$14,119	$16,645
Jun-2021	$24,568	$21,279	$23,436
Jun-2022	$19,137	$19,283	$20,948
Jun-2023	$23,721	$21,936	$25,053
Jun-2024	$27,630	$24,523	$31,204
Jun-2025	$32,197	$27,646	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	7.55%	16.53%	12.27%	12.40%
S&P 500® Equal Weight Index	4.82%	12.73%	14.38%	10.70%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.
AssetsNet	$ 1,134,515,237
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,999,913
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,134,515,237 Number of Portfolio Holdings31 Total Expense Ratio0.90% Advisory Fee $3,999,913 Portfolio turnover (six months)8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.6%
API Group Corporation	8.1%
Mastercard, Inc. - Class A	7.0%
HEICO Corporation - Class A	6.4%
O'Reilly Automotive, Inc.	6.1%
Copart, Inc.	4.9%
Roper Technologies, Inc.	4.8%
S&P Global, Inc.	4.5%
Texas Instruments, Inc.	4.4%
AptarGroup, Inc.	3.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	0.9%
Energy	2.3%
Money Market Funds	3.0%
Real Estate	3.6%
Materials	3.7%
Health Care	4.1%
Industrials	16.4%
Consumer Discretionary	17.4%
Technology	48.8%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000004205
Shareholder Report [Line Items]
Fund Name	Ave Maria Rising Dividend Fund
Trading Symbol	AVEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,306	$11,326	$10,399
Jun-2017	$11,554	$12,318	$12,260
Jun-2018	$13,022	$13,638	$14,023
Jun-2019	$14,325	$15,590	$15,483
Jun-2020	$13,846	$15,543	$16,645
Jun-2021	$19,269	$21,469	$23,436
Jun-2022	$18,115	$20,678	$20,948
Jun-2023	$20,691	$23,394	$25,053
Jun-2024	$23,715	$24,487	$31,204
Jun-2025	$26,388	$26,282	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	3.65%	11.27%	13.77%	10.19%
S&P 500® Dividend Aristocrats Index	2.42%	7.33%	11.08%	10.15%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.
AssetsNet	$ 1,084,018,878
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,011,705
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,084,018,878 Number of Portfolio Holdings36 Total Expense Ratio0.90% Advisory Fee $4,011,705 Portfolio turnover (six months)5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	5.4%
Chubb Ltd.	4.1%
Mastercard, Inc. - Class A	3.9%
Texas Instruments, Inc.	3.8%
Moody's Corporation	3.7%
Brown & Brown, Inc.	3.6%
Fastenal Company	3.5%
Broadridge Financial Solutions, Inc.	3.4%
Genuine Parts Company	3.4%
Accenture plc - Class A	3.4%

Sector Weighting (% of net assets)

Value	Value
Communications	2.1%
Money Market Funds	2.2%
Consumer Staples	3.0%
Materials	3.1%
Energy	5.6%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	11.4%
Financials	14.1%
Industrials	16.5%
Technology	28.3%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000088418
Shareholder Report [Line Items]
Fund Name	Ave Maria World Equity Fund
Trading Symbol	AVEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria World Equity Fund	MSCI ACWI Index Net
Jun-2015	$10,000	$10,000
Jun-2016	$9,668	$9,627
Jun-2017	$11,260	$11,436
Jun-2018	$12,024	$12,662
Jun-2019	$13,192	$13,389
Jun-2020	$11,790	$13,672
Jun-2021	$15,713	$19,040
Jun-2022	$13,628	$16,041
Jun-2023	$16,499	$18,693
Jun-2024	$18,252	$22,315
Jun-2025	$20,810	$25,923

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	11.16%	14.01%	12.03%	7.60%
MSCI ACWI Index Net	10.05%	16.17%	13.65%	9.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.
AssetsNet	$ 130,912,398
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 439,800
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,912,398
Number of Portfolio Holdings	51
Total Expense Ratio	1.04%
Advisory Fee	$439,800
Portfolio turnover (six months)	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	1.0%
Money Market Funds	1.7%
Utilities	2.8%
Consumer Staples	3.3%
Materials	4.0%
Communications	4.8%
Energy	6.2%
Health Care	6.7%
Financials	9.2%
Consumer Discretionary	11.8%
Industrials	23.7%
Technology	25.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SAP SE	5.1%
Mastercard, Inc. - Class A	4.3%
Eaton Corporation plc	4.3%
GFL Environmental, Inc.	4.1%
SharkNinja, Inc.	3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
StoneCo Ltd. - Class A	3.4%
HDFC Bank Ltd. - ADR	2.9%
Hammond Power Solutions, Inc. - Class A	2.9%
Comfort Systems USA, Inc.	2.7%

Country Weighting (% of net assets)

Value	Value
Taiwan	3.6%
Switzerland	3.6%
Poland	3.8%
Germany	5.1%
Ireland	6.5%
United Kingdom	7.0%
Brazil	7.1%
Japan	7.5%
Canada	10.9%
United States	27.2%
Other Countries	17.9%

Material Fund Change [Text Block]

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000219050
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Focused Fund
Trading Symbol	AVEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Jun-2020	$10,630	$10,992	$11,393
Jun-2021	$14,598	$15,476	$16,569
Jun-2022	$10,628	$13,833	$13,172
Jun-2023	$12,863	$16,543	$15,704
Jun-2024	$13,734	$20,606	$18,659
Jun-2025	$17,700	$23,730	$19,461

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	10.26%	28.88%	10.74%	11.69%
S&P 500® Index	6.20%	15.16%	16.64%	18.21%
S&P MidCap 400® Growth Index	0.48%	4.30%	11.30%	13.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.
AssetsNet	$ 67,315,732
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 222,791
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,315,732 Number of Portfolio Holdings16 Total Expense Ratio1.10% Advisory Fee $222,791 Portfolio turnover (six months)11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
API Group Corporation	21.9%
eDreams ODIGEO S.A.	17.9%
Brookfield Corporation	7.8%
Brookfield Wealth Solutions Ltd.	7.8%
GFL Environmental, Inc.	7.7%
SigmaRoc plc	6.7%
Landbridge Company, LLC - Class A	5.4%
Secure Waste Infrastructure Corporation	5.4%
Apollo Global Management, Inc.	4.7%
DigitalBridge Group, Inc.	3.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.1%
Consumer Discretionary	2.1%
Technology	3.7%
Health Care	3.8%
Utilities	5.4%
Materials	6.7%
Real Estate	6.9%
Financials	20.3%
Communications	21.8%
Industrials	29.6%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name from the Ave Maria Focused Fund to the Ave Maria Growth Focused Fund.

C000004207
Shareholder Report [Line Items]
Fund Name	Ave Maria Bond Fund
Trading Symbol	AVEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9931.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9931
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,434	$10,433	$10,600
Jun-2017	$10,661	$10,411	$10,567
Jun-2018	$10,895	$10,351	$10,525
Jun-2019	$11,521	$11,068	$11,353
Jun-2020	$11,896	$11,856	$12,345
Jun-2021	$13,113	$11,879	$12,304
Jun-2022	$12,446	$11,014	$11,038
Jun-2023	$12,822	$11,003	$10,934
Jun-2024	$13,690	$11,465	$11,222
Jun-2025	$14,603	$12,237	$11,904

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2025

	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	3.42%	6.67%	4.19%	3.86%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	6.74%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.
AssetsNet	$ 752,442,215
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 894,008
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$752,442,215 Number of Portfolio Holdings178 Total Expense Ratio0.40% Advisory Fee $894,008 Portfolio turnover (six months)8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.5%
Corporate Bonds	49.0%
Money Market Funds	6.3%
U.S. Government & Agencies	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.9%
Watsco, Inc.	1.5%
Western Union Company (The)	1.4%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.4%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.4%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.4%
U.S. Treasury Notes, 4.375%, due 01/31/32	1.4%
U.S. Treasury Notes, 4.250%, due 06/30/29	1.4%
U.S. Treasury Notes, 4.125%, due 07/31/28	1.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	1.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	1.4%
Real Estate	1.5%
Communications	1.5%
Materials	2.8%
Financials	4.9%
Energy	5.3%
Money Market	6.2%
Consumer Staples	8.7%
Consumer Discretionary	8.9%
Industrials	14.8%
Technology	15.3%
U.S. Treasury Obligations	28.1%

Material Fund Change [Text Block]

Material Fund Changes

During the period, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. Also, Mr. James T. Peregoy, CFA, Portfolio Manager and Head Trader of the Adviser, was added as a co-portfolio manager of the Fund.